UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: January 31, 2026

Date of reporting period: July 31, 2025

Item 1. Report to Stockholders.
(a)

JLens 500 Jewish Advocacy U.S. ETF Ticker: TOV Listed on: NYSE Arca, Inc.	July 31, 2025 Semi-Annual Shareholder Report https://investjewishly.org

This semi-annual shareholder report contains important information about the JLens 500 Jewish Advocacy U.S. ETF (the “Fund”) for the period of February 26, 2025 to July 31, 2025 (the “Period”). You can find additional information about the Fund at https://investjewishly.org. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$8	0.18%

KEY FUND STATISTICS (as of Period End)
Net Assets	$171,398,108	Advisory Fees	$105,317
# of Portfolio Holdings	496	Portfolio Turnover Rate*	16%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	34.3%
Financials	14.0%
Communication Services	10.1%
Consumer Discretionary	10.0%
Health Care	8.8%
Industrials	8.6%
Consumer Staples	5.1%
Energy	3.0%
Utilities	2.2%
Real Estate	1.8%
Materials	1.7%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.8%
Microsoft Corp.	7.3%
Apple, Inc.	5.6%
Amazon.com, Inc.	4.0%
Alphabet, Inc. - Class A	3.4%
Meta Platforms, Inc. - Class A	3.1%
Broadcom, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	1.6%
Tesla, Inc.	1.6%
JPMorgan Chase & Co.	1.5%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://investjewishly.org. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: July 31, 2025

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)

The accompanying notes are an integral part of these financial statements.

1

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Communication Services - 10.1%
Advertising - 0.1%
Omnicom Group, Inc.	542	$39,051
Trade Desk, Inc. - Class A (a)	1,340	116,526
		155,577
Broadcasting - 0.0%(b)
Fox Corp. - Class A	1,029	57,377
		$–
Cable & Satellite - 0.3%
Charter Communications, Inc. - Class A (a)	273	73,535
Comcast Corp. - Class A	11,945	396,933
		470,468
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	23,078	632,568
Verizon Communications, Inc.	13,069	558,830
		1,191,398
Interactive Home Entertainment - 0.3%
Electronic Arts, Inc.	683	104,151
ROBLOX Corp. - Class A (a)	1,798	247,746
Take-Two Interactive Software, Inc. (a)	538	119,829
		471,726
Interactive Media & Services - 6.9%
Alphabet, Inc. - Class A	30,810	5,912,439
Alphabet, Inc. - Class C	3,176	612,523
Meta Platforms, Inc. - Class A	6,761	5,229,228
Pinterest, Inc. - Class A (a)	1,728	66,701
		11,820,891
Movies & Entertainment - 1.6%
Liberty Media Corp.-Liberty Formula One - Class C (a)	702	70,446
Live Nation Entertainment, Inc. (a)	445	65,727
Netflix, Inc. (a)	1,322	1,532,727
Spotify Technology SA (a)	456	285,702
Walt Disney Co.	5,577	664,276
Warner Bros Discovery, Inc. (a)	6,865	90,412
		2,709,290
Publishing - 0.0%(b)
News Corp. - Class A	1,541	45,182
		$–
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	1,405	334,966
Total Communication Services		17,256,875

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Consumer Discretionary - 10.0%
Apparel Retail - 0.4%
Burlington Stores, Inc. (a)	203	$55,411
Ross Stores, Inc.	971	132,580
TJX Cos., Inc.	3,345	416,553
		604,544
Apparel, Accessories & Luxury Goods - 0.0%(b)
Lululemon Athletica, Inc. (a)	357	71,589

Automobile Manufacturers - 1.8%
Ford Motor Co.	12,579	139,250
General Motors Co.	3,041	162,207
Rivian Automotive, Inc. - Class A (a)	2,407	30,978
Tesla, Inc. (a)	8,731	2,691,505
		3,023,940
Automotive Retail - 0.3%
AutoZone, Inc. (a)	52	195,956
Carvana Co. (a)	356	138,900
O'Reilly Automotive, Inc. (a)	2,631	258,680
		593,536
Broadline Retail - 4.1%
Amazon.com, Inc. (a)	29,608	6,931,529
eBay, Inc.	1,408	129,184
		7,060,713
Casinos & Gaming - 0.1%
DraftKings, Inc. - Class A (a)	1,422	64,047
Las Vegas Sands Corp.	1,087	56,959
		121,006
Computer & Electronics Retail - 0.0%(b)
Best Buy Co., Inc.	548	35,653

Consumer Electronics - 0.1%
Garmin Ltd.	436	95,379
		$–
Distributors - 0.0%(b)
Genuine Parts Co.	396	51,037

Education Services - 0.0%(b)
Duolingo, Inc. (a)	112	38,814
		$–
Footwear - 0.2%
Deckers Outdoor Corp. (a)	443	47,033
NIKE, Inc. - Class B	3,582	267,540
		314,573

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Home Improvement Retail - 0.9%
Home Depot, Inc.	3,004	$1,104,000
Lowe's Cos., Inc.	1,679	375,374
		1,479,374
Homebuilding - 0.2%
DR Horton, Inc.	795	113,558
Lennar Corp. - Class A	719	80,657
NVR, Inc. (a)	9	67,945
PulteGroup, Inc.	543	61,316
		323,476
Homefurnishing Retail - 0.0%(b)
Williams-Sonoma, Inc.	349	65,280
		$–
Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc. - Class A (a)	1,290	170,809
Booking Holdings, Inc.	100	550,406
Carnival Corp. (a)	3,882	115,567
Expedia Group, Inc.	333	60,013
Hilton Worldwide Holdings, Inc.	711	190,605
Marriott International, Inc. - Class A	743	196,026
Royal Caribbean Cruises Ltd.	765	243,170
		1,526,596
Other Specialty Retail - 0.1%
Tractor Supply Co.	1,528	87,020
Ulta Beauty, Inc. (a)	138	71,071
		158,091
Restaurants - 0.9%
Chipotle Mexican Grill, Inc. (a)	4,008	171,863
Darden Restaurants, Inc.	373	75,223
Domino's Pizza, Inc.	116	53,732
DoorDash, Inc. - Class A (a)	1,020	255,255
McDonald's Corp.	2,192	657,754
Starbucks Corp.	3,371	300,558
Yum! Brands, Inc.	817	117,771
		1,632,156
Total Consumer Discretionary		17,195,757

Consumer Staples - 5.1%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	1,719	93,136
		$–
Consumer Staples Merchandise Retail - 1.9%
Costco Wholesale Corp.	1,556	1,462,080
Dollar General Corp.	652	68,395

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Consumer Staples Merchandise Retail - 1.9% (Continued)
Dollar Tree, Inc. (a)	646	$73,353
Target Corp.	1,357	136,378
Walmart, Inc.	15,872	1,555,139
		3,295,345
Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class B	1,139	32,860
Constellation Brands, Inc. - Class A	541	90,369
		123,229
Food Distributors - 0.1%
Sysco Corp.	1,711	136,196
US Foods Holding Corp. (a)	837	69,747
		205,943
Food Retail - 0.1%
Kroger Co.	2,493	174,759
Sprouts Farmers Market, Inc. (a)	357	54,100
		228,859
Household Products - 1.1%
Church & Dwight Co., Inc.	846	79,329
Clorox Co.	423	53,112
Colgate-Palmolive Co.	2,961	248,280
Kimberly-Clark Corp.	1,162	144,809
Procter & Gamble Co.	8,805	1,324,888
		1,850,418
Packaged Foods & Meats - 0.4%
Hershey Co.	493	91,762
Hormel Foods Corp.	1,023	28,736
Kellanova	1,056	84,300
Kraft Heinz Co.	4,334	119,012
McCormick & Co., Inc.	878	62,013
Mondelez International, Inc. - Class A	4,715	305,013
Tyson Foods, Inc. - Class A	1,012	52,928
		743,764
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	652	60,858
Kenvue, Inc.	6,799	145,770
		206,628
Soft Drinks & Non-alcoholic Beverages - 1.2%
Coca-Cola Co.	15,635	1,061,460
Keurig Dr Pepper, Inc.	4,520	147,578
Monster Beverage Corp. (a)	2,419	142,116
PepsiCo, Inc.	4,977	686,428
		2,037,582
Total Consumer Staples		8,784,904

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Energy - 3.0%
Integrated Oil & Gas - 1.6%
Chevron Corp.	6,766	$1,025,996
Exxon Mobil Corp.	14,514	1,620,343
Occidental Petroleum Corp.	3,103	136,346
		2,782,685
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	3,147	141,772
Halliburton Co.	2,897	64,893
Schlumberger NV	4,364	147,503
		354,168
Oil & Gas Exploration & Production - 0.4%
Coterra Energy, Inc.	2,397	58,463
Devon Energy Corp.	1,988	66,041
Diamondback Energy, Inc.	543	80,722
EOG Resources, Inc.	1,756	210,755
EQT Corp.	1,859	99,921
Expand Energy Corp.	666	69,784
Texas Pacific Land Corp.	59	57,120
		642,806
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	1,010	171,892
Phillips 66	1,306	161,396
Valero Energy Corp.	1,039	142,665
		475,953
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	704	166,059
Kinder Morgan, Inc.	6,264	175,768
ONEOK, Inc.	2,006	164,713
Targa Resources Corp.	686	114,157
Williams Cos., Inc.	3,928	235,484
		856,181
Total Energy		5,111,793

Financials - 14.0%
Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	274	141,984
Ares Management Corp. - Class A	601	111,503
Bank of New York Mellon Corp.	2,158	218,929
Blackrock, Inc.	459	507,659
Blackstone, Inc.	2,174	376,015
Carlyle Group, Inc.	741	44,949
KKR & Co., Inc.	2,063	302,395
Northern Trust Corp.	523	67,990

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Asset Management & Custody Banks - 1.1% (Continued)
State Street Corp.	836	$93,423
T Rowe Price Group, Inc.	652	66,145
		1,930,992
Consumer Finance - 0.7%
American Express Co.	2,232	668,060
Capital One Financial Corp.	2,055	441,825
SoFi Technologies, Inc. (a)	3,309	74,717
Synchrony Financial	1,121	78,100
		1,262,702
Diversified Banks - 3.4%
Bank of America Corp.	23,543	1,112,877
Citigroup, Inc.	6,115	572,975
Fifth Third Bancorp	1,954	81,228
First Citizens BancShares, Inc. - Class A	22	43,885
JPMorgan Chase & Co.	8,883	2,631,500
KeyCorp	3,374	60,462
PNC Financial Services Group, Inc.	1,211	230,417
US Bancorp	4,526	203,489
Wells Fargo & Co.	9,833	792,835
		5,729,668
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,292	187,753
Corebridge Financial, Inc.	1,069	38,014
		225,767
Financial Exchanges & Data - 1.2%
Cboe Global Markets, Inc.	304	73,276
CME Group, Inc.	1,095	304,716
Coinbase Global, Inc. - Class A (a)	618	233,456
FactSet Research Systems, Inc.	127	51,168
Intercontinental Exchange, Inc.	1,735	320,680
Moody's Corp.	571	294,482
MSCI, Inc.	231	129,674
Nasdaq, Inc.	1,408	135,478
S&P Global, Inc.	941	518,585
Tradeweb Markets, Inc. - Class A	363	50,294
		2,111,809
Insurance Brokers - 0.5%
Aon PLC - Class A	648	230,500
Arthur J Gallagher & Co.	734	210,841
Brown & Brown, Inc.	698	63,776
Marsh & McLennan Cos., Inc.	1,523	303,382
Willis Towers Watson PLC	280	88,427
		896,926

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	5,332	$521,096
Goldman Sachs Group, Inc.	937	678,004
Interactive Brokers Group, Inc. - Class A	1,257	82,409
LPL Financial Holdings, Inc.	208	82,312
Morgan Stanley	3,762	535,935
Raymond James Financial, Inc.	518	86,573
Robinhood Markets, Inc. - Class A (a)	2,156	222,176
		2,208,505
Life & Health Insurance - 0.3%
Aflac, Inc.	1,434	142,482
MetLife, Inc.	1,623	123,267
Principal Financial Group, Inc.	667	51,913
Prudential Financial, Inc.	1,042	107,930
		425,592
Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc. - Class B (a)	5,729	2,703,401

Property & Casualty Insurance - 1.0%
Allstate Corp.	761	154,673
American International Group, Inc.	1,785	138,570
Arch Capital Group Ltd.	1,064	91,568
Chubb Ltd.	1,194	317,652
Cincinnati Financial Corp.	432	63,724
Erie Indemnity Co. - Class A	59	21,018
Hartford Insurance Group, Inc.	810	100,756
Loews Corp.	483	43,731
Markel Group, Inc. (a)	36	72,298
Progressive Corp.	1,727	418,003
Travelers Cos., Inc.	672	174,881
W R Berkley Corp.	843	58,007
		1,654,881
Regional Banks - 0.3%
Citizens Financial Group, Inc.	1,300	62,036
Huntington Bancshares, Inc.	4,312	70,846
M&T Bank Corp.	455	85,859
Regions Financial Corp.	2,686	68,036
Truist Financial Corp.	3,909	170,863
		457,640
Reinsurance - 0.0%(b)
Everest Group Ltd.	77	25,857

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 2.5%
Affirm Holdings, Inc. (a)	766	$52,517
Block, Inc. (a)	1,633	126,166
Corpay, Inc. (a)	198	63,964
Fidelity National Information Services, Inc.	1,635	129,835
Fiserv, Inc. (a)	1,711	237,726
Global Payments, Inc.	718	57,404
Mastercard, Inc. - Class A	2,633	1,491,516
PayPal Holdings, Inc. (a)	2,946	202,567
Toast, Inc. - Class A (a)	1,325	64,713
Visa, Inc. - Class A	5,481	1,893,521
		4,319,929
Total Financials		23,953,669

Health Care - 8.7%
Biotechnology - 1.7%
AbbVie, Inc.	5,662	1,070,231
Alnylam Pharmaceuticals, Inc. (a)	371	145,521
Amgen, Inc.	1,648	486,325
Biogen, Inc. (a)	424	54,272
Gilead Sciences, Inc.	3,966	445,342
Incyte Corp. (a)	533	39,916
Natera, Inc. (a)	381	50,925
Regeneron Pharmaceuticals, Inc.	342	186,547
Vertex Pharmaceuticals, Inc. (a)	793	362,298
		2,841,377
Health Care Distributors - 0.3%
Cardinal Health, Inc.	717	111,293
Cencora, Inc.	561	160,491
McKesson Corp.	376	260,771
		532,555
Health Care Equipment - 2.1%
Abbott Laboratories	5,381	679,028
Baxter International, Inc.	1,513	32,923
Becton Dickinson & Co.	836	149,017
Boston Scientific Corp. (a)	4,786	502,147
Dexcom, Inc. (a)	1,146	92,562
Edwards Lifesciences Corp. (a)	1,750	138,793
GE HealthCare Technologies, Inc.	1,388	98,992
Hologic, Inc. (a)	680	45,438
IDEXX Laboratories, Inc. (a)	232	123,960
Insulet Corp. (a)	210	60,564
Intuitive Surgical, Inc. (a)	1,129	543,151
Medtronic PLC	4,044	364,931

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Health Care Equipment - 2.1% (Continued)
ResMed, Inc.	413	$112,311
STERIS PLC	294	66,588
Stryker Corp.	1,159	455,174
Zimmer Biomet Holdings, Inc.	553	50,682
		3,516,261
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	509	180,181
		$–
Health Care Services - 0.3%
Cigna Group	794	212,300
CVS Health Corp.	3,885	241,259
Labcorp Holdings, Inc.	250	65,020
Quest Diagnostics, Inc.	328	54,910
		573,489
Health Care Supplies - 0.0%(b)
Align Technology, Inc. (a)	167	21,545
Cooper Cos., Inc. (a)	553	39,091
		60,636
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	830	95,292
Danaher Corp.	1,993	392,940
Illumina, Inc. (a)	464	47,657
IQVIA Holdings, Inc. (a)	494	91,815
Mettler-Toledo International, Inc. (a)	62	76,488
Thermo Fisher Scientific, Inc.	1,167	545,783
Waters Corp. (a)	233	67,281
West Pharmaceutical Services, Inc.	249	59,576
		1,376,832
Managed Health Care - 0.6%
Centene Corp. (a)	1,618	42,181
Elevance Health, Inc.	677	191,645
Humana, Inc.	356	88,954
Molina Healthcare, Inc. (a)	129	20,365
UnitedHealth Group, Inc.	2,810	701,264
		1,044,409
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	6,437	278,787
Eli Lilly & Co.	2,712	2,007,070
Johnson & Johnson	7,703	1,268,992
Merck & Co., Inc.	8,044	628,397
Pfizer, Inc.	17,538	408,460

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Pharmaceuticals - 2.8% (Continued)
Zoetis, Inc.	1,366	$199,149
		4,790,855
Total Health Care		14,916,595

Health Care Technology - 0.1%
Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (a)	429	121,922

Industrials - 8.6%
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	230	173,763
Boeing Co. (a)	2,314	513,338
Curtiss-Wright Corp.	113	55,395
General Dynamics Corp.	838	261,129
General Electric Co.	3,313	898,088
HEICO Corp.	294	96,079
Howmet Aerospace, Inc.	1,228	220,758
L3Harris Technologies, Inc.	568	156,098
Lockheed Martin Corp.	728	306,473
Northrop Grumman Corp.	443	255,438
RTX Corp.	4,190	660,218
Textron, Inc.	495	38,496
TransDigm Group, Inc.	163	262,179
		3,897,452
Agricultural & Farm Machinery - 0.2%
Deere & Co.	777	407,436

Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	403	46,844
FedEx Corp.	675	150,856
United Parcel Service, Inc. - Class B	2,286	196,962
		394,662
Building Products - 0.5%
Carlisle Cos., Inc.	104	36,890
Carrier Global Corp.	2,443	167,639
Johnson Controls International PLC	2,017	211,785
Lennox International, Inc.	76	46,284
Trane Technologies PLC	683	299,208
		761,806
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	187	26,937
Old Dominion Freight Line, Inc.	502	74,924

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Cargo Ground Transportation - 0.1% (Continued)
XPO, Inc. (a)	339	$40,778
		142,639
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	104	73,143
EMCOR Group, Inc.	129	80,946
Quanta Services, Inc.	460	186,820
		340,909
Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	1,438	629,873
Cummins, Inc.	402	147,783
PACCAR, Inc.	1,494	147,547
Westinghouse Air Brake Technologies Corp.	517	99,290
		1,024,493
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	352	87,124
SS&C Technologies Holdings, Inc.	644	55,049
		142,173
Diversified Support Services - 0.2%
Cintas Corp.	1,018	226,556
Copart, Inc. (a)	2,641	119,716
		346,272
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	681	125,883
Eaton Corp. PLC	1,205	463,588
Emerson Electric Co.	1,716	249,695
Hubbell, Inc.	155	67,809
Rockwell Automation, Inc.	344	120,988
Vertiv Holdings Co. - Class A	1,090	158,704
		1,186,667
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	600	138,390
Rollins, Inc.	823	47,133
Veralto Corp.	667	69,922
Waste Management, Inc.	1,202	275,450
		530,895
Heavy Electrical Equipment - 0.3%
GE Vernova, Inc.	843	556,625

Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	1,311	405,754
Paychex, Inc.	969	139,856
		545,610

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Industrial Conglomerates - 0.4%
3M Co.	1,667	$248,750
Honeywell International, Inc.	1,994	443,366
		692,116
Industrial Machinery & Supplies & Components - 0.7%
Dover Corp.	392	71,007
Fortive Corp.	1,008	48,313
Graco, Inc.	465	39,051
IDEX Corp.	178	29,105
Illinois Tool Works, Inc.	901	230,629
Ingersoll Rand, Inc.	1,187	100,456
Otis Worldwide Corp.	1,213	103,942
Parker-Hannifin Corp.	381	278,854
Pentair PLC	468	47,829
Snap-on, Inc.	178	57,172
Xylem, Inc.	726	104,994
		1,111,352
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	1,982	105,462
Southwest Airlines Co.	1,661	51,375
United Airlines Holdings, Inc. (a)	979	86,456
		243,293
Passenger Ground Transportation - 0.3%
Uber Technologies, Inc. (a)	5,988	525,447

Rail Transportation - 0.5%
CSX Corp.	5,645	200,623
Norfolk Southern Corp.	673	187,094
Union Pacific Corp.	1,783	395,773
		783,490
Research & Consulting Services - 0.2%
Booz Allen Hamilton Holding Corp.	364	39,068
Equifax, Inc.	360	86,483
Jacobs Solutions, Inc.	368	52,208
Leidos Holdings, Inc.	377	60,188
TransUnion	541	51,498
Verisk Analytics, Inc.	410	114,271
		403,716
Trading Companies & Distributors - 0.4%
Fastenal Co.	3,396	156,658
Ferguson Enterprises, Inc.	580	129,531
United Rentals, Inc.	183	161,578
Watsco, Inc.	115	51,851

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 0.4% (Continued)
WW Grainger, Inc.	140	$145,536
		645,154
Total Industrials		14,682,207

Information Technology - 34.3%(c)
Application Software - 3.3%
Adobe, Inc. (a)	1,333	476,801
AppLovin Corp. - Class A (a)	656	256,299
Atlassian Corp. - Class A (a)	450	86,301
Autodesk, Inc. (a)	656	198,840
Bentley Systems, Inc. - Class B	400	23,192
Cadence Design Systems, Inc. (a)	839	305,874
Datadog, Inc. - Class A (a)	880	123,182
Docusign, Inc. (a)	615	46,519
Dynatrace, Inc. (a)	848	44,613
Fair Isaac Corp. (a)	75	107,754
Guidewire Software, Inc. (a)	251	56,781
HubSpot, Inc. (a)	171	88,860
Intuit, Inc.	859	674,427
MicroStrategy, Inc. - Class A (a)	782	314,255
Nutanix, Inc. - Class A (a)	798	59,986
Palantir Technologies, Inc. - Class A (a)	6,790	1,075,196
PTC, Inc. (a)	359	77,117
Roper Technologies, Inc.	322	177,229
Salesforce, Inc.	2,972	767,757
Synopsys, Inc. (a)	564	357,526
Tyler Technologies, Inc. (a)	125	73,070
Workday, Inc. - Class A (a)	657	150,703
Zoom Communications, Inc. - Class A (a)	777	57,537
		5,599,819
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	3,143	387,280
Cisco Systems, Inc.	12,901	878,300
F5, Inc. (a)	171	53,595
Motorola Solutions, Inc.	511	224,319
		1,543,494
Electronic Components - 0.3%
Amphenol Corp. - Class A	3,694	393,448
Corning, Inc.	2,599	164,361
		557,809
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	487	79,824
Teledyne Technologies, Inc. (a)	139	76,592

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Electronic Equipment & Instruments - 0.2% (Continued)
Trimble, Inc. (a)	735	$61,659
Zebra Technologies Corp. - Class A (a)	178	60,346
		278,421
Electronic Manufacturing Services - 0.1%
Jabil, Inc.	328	73,200
TE Connectivity PLC	864	177,768
		250,968
Internet Services & Infrastructure - 0.5%
Cloudflare, Inc. - Class A (a)	938	194,804
CoreWeave, Inc. - Class A (a)	829	94,614
GoDaddy, Inc. - Class A (a)	411	66,409
MongoDB, Inc. (a)	236	56,142
Okta, Inc. (a)	514	50,269
Snowflake, Inc. - Class A (a)	992	221,712
Twilio, Inc. - Class A (a)	450	58,050
VeriSign, Inc.	279	75,015
		817,015
IT Consulting & Other Services - 0.9%
Accenture PLC - Class A	2,164	578,004
Cognizant Technology Solutions Corp. - Class A	1,439	103,263
Gartner, Inc. (a)	214	72,471
International Business Machines Corp.	3,000	759,450
		1,513,188
Semiconductor Materials & Equipment - 0.7%
Applied Materials, Inc.	2,587	465,815
KLA Corp.	408	358,644
Lam Research Corp.	4,091	387,991
Teradyne, Inc.	452	48,558
		1,261,008
Semiconductors - 12.3%
Advanced Micro Devices, Inc. (a)	4,982	878,376
Analog Devices, Inc.	1,534	344,582
Broadcom, Inc.	14,360	4,217,532
First Solar, Inc. (a)	362	63,252
Intel Corp.	13,764	272,527
Marvell Technology, Inc.	2,651	213,061
Microchip Technology, Inc.	1,628	110,037
Micron Technology, Inc.	3,453	376,860
Monolithic Power Systems, Inc.	158	112,376
NVIDIA Corp.	75,042	13,347,721
ON Semiconductor Corp. (a)	1,296	73,043
QUALCOMM, Inc.	3,383	496,489

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Semiconductors - 12.3% (Continued)
Texas Instruments, Inc.	2,819	$510,408
		21,016,264
Systems Software - 9.1%
Crowdstrike Holdings, Inc. - Class A (a)	741	336,836
Fortinet, Inc. (a)	1,970	196,803
Gen Digital, Inc.	1,705	50,281
Microsoft Corp.	23,511	12,543,119
Oracle Corp.	5,297	1,344,220
Palo Alto Networks, Inc. (a)	2,114	366,990
ServiceNow, Inc. (a)	653	615,857
Zscaler, Inc. (a)	290	82,812
		15,536,918
Technology Distributors - 0.0%(b)
CDW Corp.	391	68,182
		$–
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	46,527	9,657,609
Dell Technologies, Inc. - Class C	986	130,832
Hewlett Packard Enterprise Co.	4,011	82,988
HP, Inc.	2,914	72,267
NetApp, Inc.	562	58,521
Pure Storage, Inc. - Class A (a)	867	51,604
Seagate Technology Holdings PLC	651	102,214
Super Micro Computer, Inc. (a)	1,533	90,401
Western Digital Corp.	1,048	82,467
		10,328,903
Total Information Technology		58,771,989

Materials - 1.7%
Commodity Chemicals - 0.1%
Dow, Inc.	2,467	57,456
LyondellBasell Industries NV - Class A	675	39,103
		96,559
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	204	117,275
Vulcan Materials Co.	380	104,375
		221,650
Copper - 0.1%
Freeport-McMoRan, Inc.	4,274	171,986

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	466	$43,259
Corteva, Inc.	2,458	177,295
		220,554
Gold - 0.1%
Newmont Corp.	3,369	209,215
		$–
Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	680	195,759
Linde PLC	1,409	648,506
		844,265
Metal, Glass & Plastic Containers - 0.0%(b)
Ball Corp.	823	47,125

Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	7,189	67,217
Avery Dennison Corp.	189	31,709
International Paper Co.	1,507	70,437
Packaging Corp. of America	207	40,106
Smurfit WestRock PLC	1,483	65,816
		275,285
Specialty Chemicals - 0.4%
DuPont de Nemours, Inc.	1,292	92,895
Ecolab, Inc.	755	197,629
International Flavors & Fragrances, Inc.	751	53,343
PPG Industries, Inc.	689	72,689
RPM International, Inc.	369	43,324
Sherwin-Williams Co.	736	243,528
		703,408
Steel - 0.1%
Nucor Corp.	658	94,140
Reliance, Inc.	179	51,933
Steel Dynamics, Inc.	401	51,152
		197,225
Total Materials		2,987,272

Real Estate - 0.2%
Real Estate Services - 0.2%
CBRE Group, Inc. - Class A (a)	863	134,404
CoStar Group, Inc. (a)	1,190	113,276
Zillow Group, Inc. - Class C (a)	570	45,343
Total Real Estate		293,023

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Utilities - 2.2%
Electric Utilities - 1.4%
Alliant Energy Corp.	743	$48,302
American Electric Power Co., Inc.	1,532	173,330
Constellation Energy Corp.	932	324,187
Duke Energy Corp.	2,326	282,935
Edison International	1,115	58,114
Entergy Corp.	1,301	117,649
Evergy, Inc.	657	46,516
Eversource Energy	1,072	70,859
Exelon Corp.	3,088	138,775
FirstEnergy Corp.	1,613	68,891
NextEra Energy, Inc.	6,171	438,511
NRG Energy, Inc.	527	88,114
PG&E Corp.	6,331	88,761
PPL Corp.	2,157	76,983
Southern Co.	3,376	318,965
Xcel Energy, Inc.	1,741	127,859
		2,468,751
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	448	69,852
		$–
Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	985	205,412

Multi-Utilities - 0.6%
Ameren Corp.	773	78,174
CenterPoint Energy, Inc.	1,949	75,660
CMS Energy Corp.	839	61,918
Consolidated Edison, Inc.	1,040	107,640
Dominion Energy, Inc.	2,494	145,774
DTE Energy Co.	673	93,150
NiSource, Inc.	1,383	58,708
Public Service Enterprise Group, Inc.	1,453	130,465
Sempra	1,945	158,868
WEC Energy Group, Inc.	883	96,318
		1,006,675
Water Utilities - 0.1%
American Water Works Co., Inc.	542	76,010
Total Utilities		3,826,700
TOTAL COMMON STOCKS (Cost $141,401,380)		167,902,706

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
Real Estate - 1.6%
Data Center REITs - 0.2%
Digital Realty Trust, Inc.	1,027	$181,204
Equinix, Inc.	294	230,840
		412,044
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	473	36,151
Ventas, Inc.	1,305	87,670
Welltower, Inc.	1,979	326,674
		450,495
Industrial REITs - 0.2%
Prologis, Inc.	2,734	291,937

Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	404	75,257
Equity Residential	1,097	69,330
Essex Property Trust, Inc.	186	48,393
Mid-America Apartment Communities, Inc.	343	48,854
UDR, Inc.	986	38,740
		280,574
Other Specialized REITs - 0.1%
Gaming and Leisure Properties, Inc.	759	34,595
Iron Mountain, Inc.	827	80,517
VICI Properties, Inc.	3,111	101,419
		216,531
Retail REITs - 0.2%
Realty Income Corp.	2,657	149,137
Simon Property Group, Inc.	972	159,204
		308,341
Self-Storage REITs - 0.1%
Extra Space Storage, Inc.	563	75,645
Public Storage	441	119,925
		195,570
Single-Family Residential REITs - 0.0%(b)
Invitation Homes, Inc.	1,788	54,802
Sun Communities, Inc.	366	45,395
		100,197
Telecom Tower REITs - 0.3%
American Tower Corp.	1,378	287,162
Crown Castle, Inc.	1,301	136,722
SBA Communications Corp.	324	72,809
		496,693

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.6% (CONTINUED)	Shares	Value
Timber REITs - 0.0%(b)
Weyerhaeuser Co.	2,122	$53,156
Total Real Estate		2,805,538
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,822,610)		2,805,538

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.23%(d)	621,315	621,315
TOTAL SHORT-TERM INVESTMENTS (Cost $621,315)		621,315

TOTAL INVESTMENTS - 100.0% (Cost $144,845,305)		$171,329,559
Other Assets in Excess of Liabilities - 0.0% (b)		68,549
TOTAL NET ASSETS - 100.0%		$171,398,108

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2025 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$171,329,559
Dividends receivable	93,582
Dividend tax reclaims receivable	801
Total assets	171,423,942

LIABILITIES:
Payable to adviser (See Note 3)	25,834
Total liabilities	25,834
NET ASSETS	$171,398,108

NET ASSETS CONSIST OF:
Paid-in capital	$145,331,932
Total distributable earnings	26,066,176
Total net assets	$171,398,108

Net Assets	$171,398,108
Shares issues and outstanding(a)	6,435,000
Net asset value per share	$26.64

COST:
Investments, at cost	$144,845,305

(a) Unlimited shares authorized without per value.

The accompanying notes are an integral part of these financial statements.

1

JLENS 500 JEWISH ADVOCACY U.S. ETF

STATEMENT OF OPERATIONS
For the Period Ended July 31, 2025(a) (Unaudited)

INVESTMENT INCOME:
Dividend income	$738,156
Less: Issuance fees	(6)
Total investment income	738,150

EXPENSES:
Investment advisory fee (See Note 3)	105,317
Total expenses	105,317
NET INVESTMENT INCOME (LOSS)	632,833

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(1,373,962)
In-kind redemptions	832,714
Net realized gain (loss)	(541,248)
Net change in unrealized appreciation (depreciation) on:
Investments	26,484,254
Net change in unrealized appreciation (depreciation)	26,484,254
Net realized and unrealized gain (loss)	25,943,006
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,575,839

(a)	Inception date of the Fund was February 26, 2025.

The accompanying notes are an integral part of these financial statements.

2

JLENS 500 JEWISH ADVOCACY U.S. ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended July 31, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$632,833
Net realized gain (loss)	(541,248)
Net change in unrealized appreciation (depreciation)	26,484,254
Net increase (decrease) in net assets from operations	26,575,839

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(509,663)
Total distributions to shareholders	(509,663)

CAPITAL TRANSACTIONS:
Shares sold	146,841,076
Shares redeemed	(1,509,144)
Net increase (decrease) in net assets from capital transactions	145,331,932

NET INCREASE (DECREASE) IN NET ASSETS	171,398,108

NET ASSETS:
Beginning of the period	—
End of the period	$171,398,108

SHARES TRANSACTIONS:
Shares sold	6,495,000
Shares redeemed	(60,000)
Total increase (decrease) in shares outstanding	6,435,000

(a) Inception date of the Fund was February 26, 2025.

The accompanying notes are an integral part of these financial statements.

3

JLENS 500 JEWISH ADVOCACY U.S. ETF

FINANCIAL HIGHLIGHTS

	INVESTMENT OPERATIONS:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate (c)(e)
JLens 500 Jewish Advocacy U.S. ETF
7/31/2025(f)(g)	$24.97	0.11	1.65	1.76	(0.09)	(0.09)	$26.64	7.02%	$171,398	0.18%	1.08%	16%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Inception date of the Fund was February 26, 2025.
The accompanying notes are an integral part of these financial statements.

4

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

JLens 500 Jewish Advocacy U.S. ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on February 26, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to track the total return, before fees and expenses, of the JLens 500 Jewish Advocacy U.S. Index. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

As part of the Fund’s commencement of operations on February 26, 2025, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $27,844,040 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of February 26, 2025, was $15,442,767, resulting in net unrealized appreciation on investments of $12,401,273 as of that date. As a result of the in-kind contribution, the Fund issued 1,115,000 shares at a $24.97 per share net asset value.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 20,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is July 31, 2025, and the period covered by these Notes to Financial Statements is from February 26, 2025 to July 31, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ
5

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

6

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$167,902,706	$—	$—	$167,902,706
Real Estate Investment Trusts	2,805,538	—	—	2,805,538
Money Market Funds	621,315	—	—	621,315
Total Investments	$171,329,559	$—	$—	$171,329,559

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial
7

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

F.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

G.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. The Fund commenced operations on February 26, 2025; therefore, no reclassifications have been made yet.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.18% to the Adviser monthly based on average daily net assets.

JLens (the “Sub-Adviser”) serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.
8

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$26,764,773	$18,573,882

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$122,567,623	$1,383,898

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period was as follows:

Ordinary Income(a)
$509,663

(a) Inception date of the fund was February 26, 2025.

NOTE 6 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.
9

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board of Trustees (the “Board”) of EA Series Trust (the “Trust”) met on November 6 and 11, 2024 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the JLens 500 Jewish Advocacy U.S. ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and JLens (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board also compared the Fund’s management fee and net total expense ratio to those of a peer group of ETFs, as determined by an independent consultant to the Trust. The Board noted that the Fund’s proposed management fee and net total expense ratio were each lower than the average of the funds in the peer group. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. For example, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust. The Board noted that the establishment of the Fund may allow the Sub-Adviser to further its advocacy and company engagement efforts as it relates to Jewish values and combating antisemitism and hate more broadly. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 29, 2025